Consolidation Statemnets of Changes in Equity - USD ($)		Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Shareholders' Equity	Non-controlling Interest	Total
Beginning Balance at Mar. 31, 2016		$ 32,000	$ 217,395		$ 5,873,003	$ (148,490)	$ 5,973,908	$ (7,474)	$ 5,966,434
Beginning Balance, Shares at Mar. 31, 2016	[1]	3,200,000
Capital contribution								65,302	65,302
Net income for the year					572,701		572,701	44,530	617,231
Appropriation of statutory reserve				64,190	(64,190)
Foreign currency translation gain/ loss						(396,362)	(396,362)	(561)	(396,923)
Ending Balance at Mar. 31, 2017		$ 32,000	217,395	64,190	6,381,514	(544,852)	6,150,247	101,797	6,252,044
Ending Balance, Shares at Mar. 31, 2017	[1]	3,200,000
Capital contribution								41,119	41,119
Net income for the year					1,144,603		1,144,603	58,874	1,203,477
Appropriation of statutory reserve				152,811	(152,811)
Foreign currency translation gain/ loss						660,867	660,867	15,806	676,673
Ending Balance at Mar. 31, 2018		$ 32,000	217,395	217,001	7,373,306	116,015	7,955,717	217,596	8,173,313
Ending Balance, Shares at Mar. 31, 2018	[1]	3,200,000
Capital contribution								65,168	65,168
Net income for the year					(946,183)		(946,183)	(72,344)	(1,018,527)
Appropriation of statutory reserve				5,179	(5,179)
Foreign currency translation gain/ loss						(523,184)	(523,184)	933	(522,251)
Ending Balance at Mar. 31, 2019		$ 32,000	$ 217,395	$ 222,180	$ 6,421,944	$ (407,169)	$ 6,486,350	$ 211,353	$ 6,697,703
Ending Balance, Shares at Mar. 31, 2019	[1]	3,200,000

[1]	Retrospectively restated for effect of stock split and reorganization